Cash and cash equivalents and time deposits	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents and time deposits
Cash and cash equivalents and time deposits
6	Cash and cash equivalents and time deposits

Cash and cash equivalents represent cash on hand, cash held at banks, and short-term deposits placed with banks or other financial institutions, which have original maturities of three months or less.

As of December 31, 2023, the Company had time deposits of US$258 with an average original maturity of 91-95 days which are denominated in US$. No time deposits recorded in 2024.

Cash and cash equivalents and time deposits as of December 31, 2023 and 2024 primarily consist of the following currencies:

	As of December 31,
	2023						2024
	Discontinued operations		Continuing operations		Total
	Amount in	US$	Amount in	US$	Amount in	US$	Amount in	US$
	thousand	equivalent	thousand	equivalent	thousand	equivalent	thousand	equivalent
RMB	234,411	32,666	23,057	3,213	257,468	35,879	62,730	8,661
HK$	20,621	2,661	31,981	4,126	52,602	6,787	29,322	3,784
US$	1,182	1,182	5,142	5,142	6,324	6,324	6,362	6,362
Japanese Yen	—	—	235,432	1,519	235,432	1,519	24,616	159
Singapore dollars	—	—	244	184	244	184	428	319
New Taiwan dollars	—	—	2,829	91	2,829	91	1,588	49
Others	—	—	424	240	424	240	293	305
		36,509		14,515		51,024		19,639